As filed with the Securities and Exchange Commission on November 29, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021– September 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
September 30, 2022
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2022

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus Fund
(the “Fund”) for the fiscal year ended September 30, 2022. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies. A high RDY compared to a stock’s own history that captures such pessimism provides a useful starting point for research into each stock’s underlying fundamentals.
The year just ended has not been kind to equity investors. Nor for that matter has it been kind to most asset classes, government bonds, corporate bonds, many commodities, even private equity, that vaunted asset class with supposedly uncorrelated returns. In a year in which the broad market has declined meaningfully, the value benchmark we have used to compare ourselves against has held up quite well. This benchmark’s characteristics are very defensive given its high allocation to healthcare, consumer staples and utilities whereas the Baywood Value Plus fund has had higher allocations to traditionally cyclical sectors. In spite of a less defensive posture, Value Plus bested our benchmark and declined half as much over the last year. This is noteworthy since value has generally performed better than the broad market recently, let alone growth funds.
Based on the excesses we have discussed over the last few years, we have stated our belief that active investment management could outperform value benchmarks, that value could outperform the broad market and that the broad market could outperform growth. This is exactly what has taken place. At the time, this observation was not so much prescient as simply recognizing the few factors driving so much of the equity universe and the significant holdings overlap between supposedly different investment styles. In essence, the stock rally over the last decade that ended last year is not so different from preceding ones in that it suffered from herding into fewer and fewer securities. This phenomenon counterintuitively resulted in a broader universe for those few of us remaining that espouse Active and Value investment management.
We have also expressed concerns that traditionally defensive sectors did not always appear to be priced as such. Many utilities, consumer staples and REIT’s have in our opinion possessed mediocre fundamentals. Despite such lackluster business economics, their stocks have been richly valued. As such, in a broad market downturn, our belief was and remains that they might not provide similar downside protection as they had been known for historically under similar circumstances. On the other hand, energy and basic materials had not simply been ignored or neglected; such stocks had been actively eliminated from most global benchmarks, whether it be the
S&P 500, any growth index of course, as well as global indices such as the MSCI World index. When there is such virulent opposition to owning anything within a given sector, is that not i llus trative of a bottom having been reached? It had at every point in the past, why would it not this time? We did not have to make outlandish return assumptions to discover unbelievable values within such despised sectors over the last few years. As a result, the recent downturn has been very different from past ones in the sense that traditionally cyclical sectors have been among the best performers. We are pleased to have found such investments and continue to see significant upside in what remain mostly ignored industries.
Performance attribution says little about absolute returns. Rather, it is viewed relative to some chosen benchmark. For the fiscal year ended September 30, 2022, our exposure, or lack thereof, to healthcare, utilities and consumer staples detracted from relative returns.
In all three, sector allocation, not stock selection was the primary culprit. This speaks to the Value component of the strategy. In other words, had we had greater exposure to these sectors which declined less than others, the strategy would have performed even better.
Over the entire year, some of the largest individual detractors included Kontoor Brands, Kinder Morgan, Philips66 and Viatris. Other
poor performers included Comcast, Verizon, Citigroup, Medtronic and NetApp.
On the other hand, our exposure to financials, energy, industrials, information technology, materials and real estate contributed to overall relative returns. For most of these exposures, stock selection, not sector allocation, was responsible for the majority of overall contribution. This speaks to the Active component of the strategy. The largest contributors by far was Nutrien, followed by Chubb, Met
Life, Genuine Parts, Vici Properties, AIG and Realty Income.
Some of the initiated positions during the year include Darden Restaurants, MolsonCoors, Radian and Wells Fargo. Vereit was converted into Realty Income following its acquisition and we are pleased to continue to own the latter’s shares based on its competitive position and consistent return to shareholders. We eliminated Verizon in preference for AT&T, Westrock in preference for Packaging Corp,
WalMart, Ameriprise, First American Financial, 3M and Manpower. We would consider WalMart, Ameriprise and FAF to all have been successful investments while Manpower, Westrock, 3M and Verizon were disappointing over our holding period.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2022

As we look out over the next year and longer, we do not expect recent poor market returns to continue. Nor, however, do we expect them to return to the recent past of double digit annual rates. We still believe that average investor expectations need to be reset lower.
While year to year returns should be expected to fluctuate, perhaps wildly, when all is said and done, being able to achieve a modest real rate of return – net of inflation, thereby creating real wealth over time – will be quite an accomplishment. Baywood Value Plus ’
characteristics are such that we should be able to capture a greater proportion of overall returns up front which means prior to the erosion from inflationary forces. The companies we purchase have a higher proportion of earnings to their stock prices (the inverse of P/E’s using a residual wealth inflationary lens) and in addition distribute a significant portion of those earnings in the form of dividends. This has historically proven to be a sound strategy in choppy environments where the alternative is to hope for yet higher multiples from already elevated levels.
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings
The Morningstar category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category.
Past performance is no guarantee of future results.
Diversification does not assure a profit, nor does it protect against a loss in a declining market
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS (Unuadited)
September 30, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the “Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.66%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i)
the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2022 One Year Five Year Ten Year
Since Inception
06/27/08*
Baywood Value Plus Fund -4.16% 5.80% 8.75% 8.32%
Morningstar US Large Value TR Index -6.67% 5.70% 8.86% 7.13%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 94.2%
Basic Materials - 8.2%
1,600 Newmont Corp. $ 67,248
1,260 Nutrien, Ltd. 105,059
300 Packaging Corp. of America 33,687
1,100 Rio Tinto PLC, ADR 60,566
266,560
Capital Goods / Industrials - 4.8%
200 Parker-Hannifin Corp. 48,462
1,300 Raytheon Technologies Corp. 106,418
154,880
Communication Services - 5.4%
7,900 AT&T, Inc. 121,186
1,800 Comcast Corp., Class A 52,794
173,980
Consumer Discretionary - 7.6%
500 Darden Restaurants, Inc. 63,160
400 Genuine Parts Co. 59,728
2,200 Kontoor Brands, Inc. 73,942
400 Lear Corp. 47,876
244,706
Consumer Staples - 5.8%
600 Ingredion, Inc. 48,312
910 Molson Coors Beverage Co., Class B 43,671
200 PepsiCo., Inc. 32,652
1,900 The Kraft Heinz Co. 63,365
188,000
Energy - 11.3%
300 Chevron Corp. 43,101
1,300 ConocoPhillips 133,042
2,100 Equinor ASA, ADR 69,531
3,800 Kinder Morgan, Inc. 63,232
700 Phillips 66 56,504
365,410
Financials - 18.7%
2,400 American International Group, Inc. 113,952
500 Chubb, Ltd. 90,940
1,800 Citigroup, Inc. 75,006
200 CME Group, Inc. 35,426
1,600 MetLife, Inc. 97,248
300 Northern Trust Corp. 25,668
1,000 Prosperity Bancshares, Inc. 66,680
2,300 Radian Group, Inc. 44,367
1,400 Wells Fargo & Co. 56,308
605,595
Health Care - 12.4%
600 AbbVie, Inc. 80,526
300 Amgen, Inc. 67,620
500 AstraZeneca PLC, ADR 27,420
1,100 Cardinal Health, Inc. 73,348
16 Koninklijke Philips NV, ADR 246
600 Medtronic PLC 48,450
1,200 Merck & Co., Inc. 103,344
400,954
Real Estate - 3.8%
904 Realty Income Corp. REIT 52,613
2,400 VICI Properties, Inc. REIT 71,640
124,253
Technology - 11.4%
1,100 Cisco Systems, Inc. 44,000
1,200 Corning, Inc. 34,824
800 International Business Machines Corp. 95,048
1,300 NetApp, Inc. 80,405
600 TE Connectivity, Ltd. 66,216
Shares Security Description Value
Technology - 11.4% (continued)
300 Texas Instruments, Inc. $ 46,434
366,927
Transportation - 3.7%
5,800 Atlas Corp. 80,620
200 Union Pacific Corp. 38,964
119,584
Utilities - 1.1%
1,000 OGE Energy Corp. 36,460
Total Common Stock (Cost $2,683,883) 3,047,309
Shares Security Description Value
Money Market Fund - 6.0%
192,269 First American Government Obligations
Fund, Class X, 2.78%
(a)
(Cost $192,269) 192,269
Investments, at value - 100.2% (Cost $2,876,152) $ 3,239,578
Other Assets & Liabilities, Net - (0.2)% (5,618)
Net Assets - 100.0% $ 3,233,960
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,047,309
Level 2 - Other Significant Observable Inputs 192,269
Level 3 - Significant Unobservable Inputs –
Total $ 3,239,578

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2022

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 8.2%
Capital Goods / Industrials 4.8%
Communication Services 5.4%
Consumer Discretionary 7.6%
Consumer Staples 5.8%
Energy 11.3%
Financials 18.7%
Health Care 12.4%
Real Estate 3.8%
Technology 11.3%
Transportation 3.7%
Utilities 1.1%
Money Market Fund 5.9%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $2,876,152) $ 3,239,578
Receivables:
Fund shares sold 1,775
Dividends 8,019
From investment advisor 6,178
Prepaid expenses 10,742
Total Assets
3,266,292
LIABILITIES
Accrued Liabilities:
Fund services fees 4,660
Other expenses 27,672
Total Liabilities
32,332
NET ASSETS
$ 3,233,960
COMPONENTS OF NET ASSETS
Paid-in capital $ 2,785,828
Distributable Earnings 448,132
NET ASSETS
$ 3,233,960
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 186,830
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 17.31

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $948) $ 123,486
Total Investment Income
123,486
EXPENSES
Investment advisor fees 17,791
Fund services fees 58,226
Transfer agent fees 18,480
Custodian fees 5,000
Registration fees 21,989
Professional fees 28,783
Trustees' fees and expenses 4,629
Other expenses 29,658
Total Expenses 184,556
Fees waived and expenses reimbursed
(159,649)
Net Expenses
24,907
NET INVESTMENT INCOME
98,579
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 68,555
Net change in unrealized appreciation (depreciation) on investments
(307,103)
NET REALIZED AND UNREALIZED LOSS
(238,548)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (139,969)

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2022 2021
OPERATIONS
Net investment income $ 98,579 $ 78,386
Net realized gain 68,555 281,849
Net change in unrealized appreciation (depreciation) (307,103) 592,957
Increase (Decrease) in Net Assets Resulting from Operations
(139,969) 953,192
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(347,363) (71,909)
CAPITAL SHARE TRANSACTIONS
Sale of shares 64,886 97,772
Reinvestment of distributions 344,811 71,883
Redemption of shares
(76,973) (250,617)
Increase (Decrease) in Net Assets from Capital Share Transactions
332,724 (80,962)
Increase (Decrease) in Net Assets
(154,608) 800,321
NET ASSETS
Beginning of Year
3,388,568 2,588,247
End of Year
$ 3,233,960 $ 3,388,568
SHARE TRANSACTIONS
Sale of shares 3,282 5,147
Reinvestment of distributions 18,232 3,675
Redemption of shares
(3,832) (12,688)
Increase (Decrease) in Shares
17,682 (3,866)

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 20.03 $ 14.96 $ 17.03 $ 18.63 $ 17.36
INVESTMENT OPERATIONS
Net investment income (a) 0.55 0.45 0.39 0.44 0.38
Net realized and unrealized gain (loss)
(1.26) 5.04 (1.86) (0.84) 1.76
Total from Investment Operations
(0.71) 5.49 (1.47) (0.40) 2.14
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.49) (0.42) (0.38) (0.39) (0.35)
Net realized gain
(1.52) – (0.22) (0.81) (0.52)
Total Distributions to Shareholders
(2.01) (0.42) (0.60) (1.20) (0.87)
NET ASSET VALUE, End of Year
$ 17.31 $ 20.03 $ 14.96 $ 17.03 $ 18.63
TOTAL RETURN
(4.16)% 36.80% (8.77)% (1.55)% 12.57%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,234 $ 3,389 $ 2,588 $ 2,802 $ 936
Ratios to Average Net Assets:
Net investment income 2.77% 2.39% 2.51% 2.66% 2.10%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (b) 5.19% 5.66% 6.68% 8.13% 8.83%
PORTFOLIO TURNOVER RATE 48% 35% 40% 49% 34%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2022

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the twelve months ended September 30, 2022. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
Reflecting back on the past two plus years can be daunting considering how much the world has changed in that time period. The way in which we even speak about the past has changed; we now collectively refer to the period before March 2020 as pre-pandemic, marking a new era of sorts for the period after. Defining when the “post-pandemic” period began (or will begin) is a bit trickier, which could be different depending on location and other factors, like politics and individual perspective; however, we can all agree that the world we live in now is vastly different than the one prior to 2020. Portfolio positioning perspectives are vastly different as well. Given the overvaluation of much of the stock and bond market late last year, our willingness not to chase performance proved beneficial as the portfolio declined much less than the Morningstar benchmark and most other market indices in the period. The Baywood
Socially Responsible Fund declined approximately 6.6%, while the Morningstar Large Cap Value, Russell 1000 Value and S&P 500
declined 6.7%, 11.2% and 16.8% respectively.
First, the pandemic was an attack on our consciousness, as we all had to adapt to the strange new world of mask-wearing, curfews, limited store hours and store items. Most of us took the time to reconsider our health, knowing this was a disease that killed the less fortunate and less healthy. Many of us lost loved ones to this new and seemingly strange disease. Then came the economic consequences of government responses to bend the curve and ease the strain on hospitals. The total shut-down of the global economy carried some unique repercussions that we still see in our daily lives. The government response to print and deliver money to every citizen was also not without consequence. Even our recreational choices changed; RVs and camping gear were the two leading consumer discretionary industries in 2020 and 2021. Supply chains were hammered as companies realized you couldn’t just start and stop production on a dime in a world that had become highly dependent on global trade. Not to mention all of the supply constraints brought about by the shortage of labor due to lockdowns and sickness. Automobile production, for example, which was shut down for more than three months in
2020 and severely constrained by the semiconductor shortage afterwards has yet to fully recover, thus contributing to the massive spike in prices of new and used vehicles. In fact, if you purchased a new car in the last 2-3 years, there’s a good chance that vehicle is worth more than what you paid for it.
Labor shortages, partly due to a wave of retirements, have led to significant wage increases, the likes of which haven’t been seen in decades. Furthermore, a large number of firms have realized that they no longer need to take an “all-hands-on-deck” approach to a work environment and, in conjunction with the leverage laborers can now exert, is reshaping how often workers are needed in an office setting.
One more factor that has changed since the pandemic began is consolidation. Just think of the many restaurants and retail locations that have closed or shutdown since March of 2020. In energy, consolidation accelerated as did the bankruptcies. With consolidation often comes price discipline as there are fewer companies competing on price, which also leads to, if not outright price increases, then at least the cessation of irrational competitive pricing tactics (price declines). Most of these are also contributing factors to one of the biggest issues the U.S. has had to face in over 40 years: Price Inflation.
After nearly 40 years of declining inflation, many Americans find themselves dealing with unprecedented price increases for the first time in their lives. Anyone forty or younger has yet to deal with inflation of this magnitude over their lifespan. Higher inflation has also ended the 40-year bull-market in bonds as the Federal Reserve now has a serious problem to contend with and does not have the ability to kowtow to political pressure to keep rates (and thus government borrowing cost) low. Furthermore, inflation eats away at the value of fixed payments (like bonds) and investors tend to prefer investments that can appreciate in an inflationary environment, which has led to further pressure for increasing bond yields.
And thus, for investors, we find ourselves in a landscape that is very different from the one in which we were in just two short years ago.
What we’ve seen so far in 2022 is that the markets are now reacting to this new reality of higher interest rates and higher inflation and has shown a preference for shorter-dated assets with upfront dividend payments (with the ability to grow with inflation), reversing the trends we’ve witnessed in the markets throughout most of the 2010s and early 2020s. Growth stocks are now at the beginning of what we believe will be a prolonged correction in valuations.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2022

Having previously pointed out the excess valuations and concentration within the indices to these mega-cap growth stocks, we won’t belabor the details in this annual letter. Suffice to say, we have seen this coming for years, though at times, interrupted by the pandemic.
Furthermore, as it relates to ESG and Socially Responsible investments, there is also a concentration in the number of funds available to the community towards growth stocks. Or, in other words, there are very limited options to diversify away from concentration in the highly valued growth sector for ESG related strategies.
Which is one reason we are more than pleased with the SociallyReponsible fund’s better than benchmark returns for the year ended
September 30, 2022. To put this in context, we would like to revisit what has happened in markets since the pandemic began. In early
2020, when the global economy was in the process of shutting down, markets sold off. But not all sell-offs are created equal. This one was very unusual in that the stocks with the lowest P/E’s declined the most, while the best performing stocks with the highest P/E’s and highest market capitalizations held up the best. We said this at the time, and will reiterate it now, we believed the panic sell-off that occurred was one of the best buying opportunities for Value stocks in decades.
Our relative returns against our benchmarks since the first quarter of 2020 has reinforced our thoughts and vindicated our actions to buy when the rest of the market was selling. We didn’t buy indiscriminately, however. We purchased stocks that we had long wanted to own but hadn’t due to elevated valuations. Since then we have been selling companies whose valuations increased beyond our expectations and buying more of the companies whose valuations have continued to deteriorate.
For the period, our holdings in financials, industrials and basic materials contributed the most to returns. In basic materials, Nutrien and Steel Dynamics contributed the most to performance as both inflation beneficiaries, and as undervalued investments for years with solid underlying fundamental thesis’ returned 32% and 47% respectively. We have owned Nutrien for years and are now being rewarded for our patience. Steel Dynamics was added to the portfolio during the pandemic when the global economy was at a stand-still. While most would agree—with the benefit of hindsight of course—it wasn’t likely that we were going to stay “locked up” forever, the market behaved as if we would. Our investments in both of these companies, which span a period longer than the fiscal year, have more than doubled in a very short period of time, aiding returns for our holding periods.
In the industrial sector, our holdings in Atlas and nVent contributed most to returns. Atlas modestly declined in the overall period, but increased 30% in the third quarter of 2022 due to a “go private” offer from management. This offer significantly undervalues the intrinsic value of the company and as such we are not particularly hopeful that the deal will close. We will be content to remain owners as the stock price grows into its fair value over time. Our suggestion is for Atlas’ management to take care of business instead of distracting itself attempting to go private.
In the financial sector, the benchmark’s returns were dragged down by the negative returns of the largest banks. Banks rallied over the previous year as increased interest rates improved net investment margins (NIM’s), but turned mostly negative in the period as perhaps a sign that the market perhaps hastily awarded these companies higher valuations. We have also not been very attracted to most traditional banks, as it seems that an improvement in net investment margins were one of the only ways in which a bank can improve profitability.
Especially considering that larger money centers like JP Morgan and Goldman Sachs had made so much money from SPAC boom over the last few years, which we felt was not likely to continue and would offset some of the benefit of an increase in NIM’s. Instead we have preferred property and casualty insurance (AIG and Chubb) and industrial conglomerates (Brookfield Asset Management and Berkshire
Hathaway) which helped aid returns over the benchmark.
Offsetting some of the positive relative performance from these sectors were our holdings in health care and communication services.
In healthcare, our holdings were mostly flat, while the benchmark’s increased approximately 7%. LabCorp, Medtronic and Koninklijke
Philips all declined more than 25% in the period, which was partially offset by strong performance from Cardinal Health. LabCorp’s decline can be attributed to a smaller number of Covid tests being performed in its clinics. We do not believe anything about its business is permanently impaired and perhaps the market is focusing too much on the boom and bust nature of Covid testing and not enough on the underlying fundamentals, which are still very attractive. The major price declines in these stocks has us more attracted to them, not less. We will likely be adding to a number of these companies in the near future.
Over the last couple of years, the communication services sector has been redefined to include former highflyers including Google/
Alphabet and Facebook/Meta. As Meta has lost nearly two thirds of its value since late last year, it is not surprising that a decline of such a magnitude in one of the formerly largest capitalization companies would have a negative impact on the sector as a whole. We do not own Meta nor do we own Alphabet. Our holdings, AT&T, Disney, Verizon and Comcast did not escape the carnage, however. Yet, in times of uncertainty, consumers rarely cut off their cable and phone services and any family member will tell you how hard it is to cut Disney out of its household. We find solace in owning these businesses at such attractive valuations and elevated dividend yields,

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2022

dividends which are very unlikely to be cut and will therefore compound into our total returns. Our timely exit from Verizon in the period aided returns as our holding period resulted in a decline of “only” 12%.
During the period we added Citigroup, AT&T, Merck and Newmont. We eliminated Verizon and added AT&T as the latter has a much better valuation as it refocuses on its core business and divested its satellite and content business. Merck’s pipeline continues to grow, while the market has still mostly written the company off. In addition, very little value is being placed on its animal care business, companion and stock, which rivals its largest public peer in size. We are both attracted to its fundamentals and its valuation and have been rewarded so far for owning this overlooked company.
We completed our exit in Maersk and Arista and also eliminated positions in Manpower, UPS and Steel Dynamics. Arista outperformed our expectations, both fundamentally and from a valuation perspective and reached a point where its valuation was not discounting any slowing growth from the large cloud providers. For many technology companies we are taking a hard look at how sustainable the revenue growth over the pandemic period is. We believe that there has been a pull-forward in technology spending since the pandemic began whereby companies had to increase spending to improve bandwidth so we can all work from home, pulling in revenues from the future. Growth rates are likely to decline from this accelerated revenue growth and is a major contributor to this preference shift from growth to value stocks as the market now realizes the growth rates are unsustainable. UPS and Steel Dynamics were both successful investments and their success came suddenly, both increasing dramatically over a short period of time. Our initial thesis on Manpower was that the strong labor market would benefit placement agencies over our investment horizon, however with the labor market losing steam and the economy seemingly headed in the other direction, we decided to exit the position.
With so many changes having taken place in the economy, the market and our individual lives over the last two years it would be prudent to exercise a great deal of caution going forward. The market has priced in a lot of these changes, but in many cases, as the market is wont to do, they have been pushed to an extreme. The first three quarters of 2022, in our opinion, are a reflection of the reversal of this extreme. Given so few Value oriented fund options in the Socially Responsible marketplace, we are incredibly pleased with our prospects.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
September 30, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the “Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.76%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2022 One Year Five Year Ten Year
Since Inception
01/03/05*
Baywood Socially Responsible Fund -6.58% 6.66% 8.15% 5.53%
Morningstar US Large Value TR Index -6.67% 5.70% 8.86% 6.39%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 92.3%
Basic Materials - 5.1%
800 International Flavors & Fragrances, Inc. $ 72,664
1,700 Newmont Corp. 71,451
1,600 Nutrien, Ltd. 133,408
500 Packaging Corp. of America 56,145
333,668
Capital Goods / Industrials - 4.0%
450 Cummins, Inc. 91,579
5,400 nVent Electric PLC 170,694
262,273
Communication Services - 4.6%
6,000 AT&T, Inc. 92,040
4,800 Comcast Corp., Class A 140,784
700 The Walt Disney Co.
(a)
66,031
298,855
Consumer Discretionary - 6.5%
700 Aptiv PLC
(a)
54,747
1,100 Genuine Parts Co. 164,252
6,200 Kontoor Brands, Inc. 208,382
427,381
Consumer Staples - 5.4%
1,600 Mondelez International, Inc., Class A 87,728
500 PepsiCo., Inc. 81,630
5,500 The Kraft Heinz Co. 183,425
352,783
Energy - 9.5%
2,600 Devon Energy Corp. 156,338
6,200 Kinder Morgan, Inc. 103,168
3,100 Schlumberger NV 111,290
140 Texas Pacific Land Corp. 248,812
619,608
Financials - 21.4%
3,000 Air Lease Corp. 93,030
1,400 American Express Co. 188,874
4,400 American International Group, Inc. 208,912
3,100 Bank of America Corp. 93,620
600 Berkshire Hathaway, Inc., Class B
(a)
160,212
2,200 BOK Financial Corp. 195,492
5,583 Brookfield Asset Management, Inc.,
Class A 228,289
500 Chubb, Ltd. 90,940
800 CME Group, Inc. 141,704
1,401,073
Health Care - 16.6%
400 Amgen, Inc. 90,160
1,200 AstraZeneca PLC, ADR 65,808
850 Becton Dickinson and Co. 189,405
2,200 Cardinal Health, Inc. 146,696
4,300 Koninklijke Philips NV, ADR 66,177
450 Laboratory Corp. of America Holdings 92,165
700 Medtronic PLC 56,525
2,000 Merck & Co., Inc. 172,240
300 Regeneron Pharmaceuticals, Inc.
(a)
206,661
1,085,837
Real Estate - 2.6%
2,934 Realty Income Corp. REIT 170,759
Technology - 9.9%
2,400 Cisco Systems, Inc. 96,000
4,000 Corning, Inc. 116,080
1,300 International Business Machines Corp. 154,453
1,200 NetApp, Inc. 74,220
800 NXP Semiconductors NV 118,008
800 TE Connectivity, Ltd. 88,288
647,049
Shares Security Description Value
Transportation - 6.7%
24,300 Atlas Corp. $ 337,770
500 Union Pacific Corp. 97,410
435,180
Total Common Stock (Cost $4,986,554) 6,034,466
Shares Security Description Value
Money Market Fund - 8.1%
524,892 First American Government Obligations
Fund, Class X, 2.78%
(b)
(Cost $524,892) 524,892
Investments, at value - 100.4% (Cost $5,511,446) $ 6,559,358
Other Assets & Liabilities, Net - (0.4)% (23,242)
Net Assets - 100.0% $ 6,536,116
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,034,466
Level 2 - Other Significant Observable Inputs 524,892
Level 3 - Significant Unobservable Inputs –
Total $ 6,559,358
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 5.1%
Capital Goods / Industrials 4.0%
Communication Services 4.6%
Consumer Discretionary 6.5%
Consumer Staples 5.4%
Energy 9.4%
Financials 21.4%
Health Care 16.5%
Real Estate 2.6%
Technology 9.9%
Transportation 6.6%
Money Market Fund 8.0%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,511,446) $ 6,559,358
Receivables:
Fund shares sold 2,192
Dividends 10,791
From investment advisor 3,687
Prepaid expenses 8,935
Total Assets
6,584,963
LIABILITIES
Payables:
Investment securities purchased 14,985
Fund shares redeemed 120
Accrued Liabilities:
Fund services fees 5,221
Other expenses 28,521
Total Liabilities
48,847
NET ASSETS
$ 6,536,116
COMPONENTS OF NET ASSETS
Paid-in capital $ 5,328,064
Distributable Earnings 1,208,052
NET ASSETS
$ 6,536,116
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 510,501
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 12.80

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,651) $ 183,925
Total Investment Income
183,925
EXPENSES
Investment advisor fees 49,162
Fund services fees 64,774
Transfer agent fees 18,480
Custodian fees 5,000
Registration fees 19,850
Professional fees 28,967
Trustees' fees and expenses 4,752
Other expenses 31,665
Total Expenses 222,650
Fees waived and expenses reimbursed
(160,144)
Net Expenses
62,506
NET INVESTMENT INCOME
121,419
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 208,499
Net change in unrealized appreciation (depreciation) on investments
(759,857)
NET REALIZED AND UNREALIZED LOSS
(551,358)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (429,939)

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2022 2021
OPERATIONS
Net investment income $ 121,419 $ 75,418
Net realized gain 208,499 202,985
Net change in unrealized appreciation (depreciation) (759,857) 1,427,701
Increase (Decrease) in Net Assets Resulting from Operations
(429,939) 1,706,104
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(305,137) (94,786)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,131,351 2,056,628
Reinvestment of distributions 302,121 94,123
Redemption of shares
(928,599) (621,975)
Increase in Net Assets from Capital Share Transactions
504,873 1,528,776
Increase (Decrease) in Net Assets
(230,203) 3,140,094
NET ASSETS
Beginning of Year
6,766,319 3,626,225
End of Year
$ 6,536,116 $ 6,766,319
SHARE TRANSACTIONS
Sale of shares 81,266 157,203
Reinvestment of distributions 21,279 7,174
Redemption of shares
(64,619) (47,959)
Increase in Shares
37,926 116,418

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 14.32 $ 10.18 $ 11.21 $ 12.60 $ 11.43
INVESTMENT OPERATIONS
Net investment income (a) 0.25 0.18 0.15 0.18 0.12
Net realized and unrealized gain (loss)
(1.14) 4.19 (0.90) (0.53) 1.31
Total from Investment Operations
(0.89) 4.37 (0.75) (0.35) 1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.21) (0.14) (0.15) (0.16) (0.10)
Net realized gain
(0.42) (0.09) (0.13) (0.88) (0.16)
Total Distributions to Shareholders
(0.63) (0.23) (0.28) (1.04) (0.26)
NET ASSET VALUE, End of Year
$ 12.80 $ 14.32 $ 10.18 $ 11.21 $ 12.60
TOTAL RETURN
(6.58)% 43.10% (6.67)% (1.79)% 12.66%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 6,536 $ 6,766 $ 3,626 $ 3,824 $ 1,699
Ratios to Average Net Assets:
Net investment income 1.73% 1.31% 1.45% 1.60% 1.01%
Net expenses 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (b) 3.17% 3.76% 5.10% 5.78% 3.03%
PORTFOLIO TURNOVER RATE 22% 15% 30% 33% 31%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the Advisor, as defined in Note 3, as each Fund's valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor's fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic
Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2023, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2023, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended September 30, 2022, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2022, $412,884 and $420,376 in the
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 17,791 $ 120,708 $ 21,150 $ 159,649
Baywood Socially Responsible Fund 49,162 89,832 21,150 160,144

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended September 30, 2022 were as follows:
Note 6. Federal Income Tax
As of September 30, 2022 , the cost for federal income tax purposes and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of September 30, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Purchases Sales
Baywood Value Plus Fund $1,614,014 $ 1,629,574
Baywood Socially Responsible Fund 1,559,907 1,471,413
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 2,863,807 $ 501,200 $ (125,429) $ 375,771
Baywood Socially Responsible Fund 5,524,014 1,299,875 (264,531) 1,035,344
Ordinary Income Long-Term Capital Gain Total
Baywood Value Plus Fund
2022 $ 90,123 $ 257,240 $ 347,363
2021 71,909 – 71,909
Baywood Socially Responsible Fund
2022 186,039 119,098 305,137
2021 62,096 32,690 94,786
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 1,014 $ 71,347 $ 375,771 $ 448,132
Baywood Socially Responsible Fund 5,057 167,651 1,035,344 1,208,052

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Baywood Value Plus Fund and Baywood Socially Responsible Fund
and the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Baywood Value Plus Fund and Baywood Socially Responsible
Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of
September 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,
2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
November 28, 2022

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2022

Investment Advisory Agreement Approval
At the September 16, 2022 Board meeting (“September meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided to the Funds by the
Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator.
The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the
Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective primary benchmarks and compared to independent peer groups of funds identified by a third-party, independent service provider, Strategic Insight, Inc. (“Strategic
Insight”), believed to have characteristics similar to those of the Funds.
The Board observed that the Value Plus Fund outperformed its primary benchmark index, the Morningstar US Large Value Total Return
Index, for the one- and three-year periods ended June 30, 2022 and for the period since the Value Plus Fund’s inception on June 27, 2008, and underperformed the primary benchmark index for the five- and 10-year periods ended June 30, 2022. The Board also observed that, based on the information provided by Strategic Insight, the Value Plus Fund outperformed the average of its Strategic Insight peers for the one-, three-, and five-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the Value Plus Fund’s relative outperformance during the short term could be attributed, at least in part, to style specialization, as the market had recently shifted in favor of value-oriented strategies after lagging growth-oriented strategies for a decade. The Board also noted the Adviser’s representation that the Value Plus Fund’s outperformance relative to other value-oriented strategies could be attributed to the Value Plus
Fund’s emphasis on dividend-paying and general “high quality” investments, which tended to underperform in periods of high absolute benchmark returns, such as the market environment of the last 10 years, and outperform in periods of low/negative benchmark returns, such as the market environment for the latest one-year period.
The Board observed that the Socially Responsible Fund underperformed its primary benchmark index, the Morningstar US Large Value
Total Return Index, for the one-, five-, and ten-year periods ended June 30, 2022, as well as the period since the Socially Responsible
Fund’s inception on January 3, 2005, and outperformed its primary benchmark index for the three-year period ended June 30, 2022.
The Board observed that the Socially Responsible Fund underperformed the average of its Strategic Insight peers for the one- and ten-year periods ended June 30, 2022 and outperformed the average of its Strategic Insight peers for the three- and five-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the Socially Responsible Fund’s relative underperformance during the short term could be attributed, at least in part, to sector allocation and stock selection. The Board also noted the Adviser’s representation that the Socially Responsible Fund’s underperformance over the longer term could be attributed, at least in part, to a significant shareholder redemption that occurred prior to the Socially Responsible Fund’s reorganization into the Trust at the beginning of

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2022

2016, which disproportionately impacted the Socially Responsible Fund’s long-term performance. The Board further noted the Adviser’s representation that the Morningstar US Large Value Total Return Index did not have the same socially responsible investment constraints as those of the Socially Responsible Fund, which could result in performance variance versus the index.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds as compared to those of their respective Strategic Insight peer groups. The Board observed that the Adviser’s net management fee rates for each of the Funds were less than the medians of their respective Strategic Insight peer groups. The Board also observed that the net total expense ratio for the Value Plus Fund was less than the median of its Strategic Insight peer group and that, although the net total expense ratio for the Socially Responsible Fund was higher than the median of its Strategic Insight peer group, the Socially Responsible Fund’s net total expense ratio with within a narrow range of the median of its peers. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rates charged to the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the information provided by the
Adviser regarding the costs and profitability of its Fund activities. The Board noted the Adviser’s representation that, as a result of the contractual expense limitation arrangement in place for each of the Funds, the Adviser was not earning any profit from its mutual fund operations but that the Adviser was willing to continue subsidizing the Funds in an effort to support growth initiatives. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board evaluated whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios. The Board noted the Adviser’s representation that economies of scale could be experienced if the Funds were to reach significantly higher asset levels but that, in light of the Funds’ current asset levels and the Adviser’s ongoing subsidization of the Funds, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and the materials presented, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2022

Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through
June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 16, 2022.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2022 through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2022

expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. Baywood Valu ePlus
Fund and Baywood Sociall yResponsible Fund designate 99.43% and 82.35 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% and 89.70 % for the qualified dividend rate (QDI) and the Baywood
Sociall yResponsible Fund also designates 43.19% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders
(QSD) defined in Section 1(h)(11) of the Internal Revenue Code, respectively.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Baywood Valu ePlus Fund and Baywood Sociall yResponsible Fund
designated $257,240 and $119,098 as long-term capital gain dividends, respecively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 409-2297.
Beginning
Account Value
April 1, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 859.42 $ 3.26 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.56 $ 3.55 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 858.88 $ 4.15 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.61 $ 4.51 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2022

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
2 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-ANR-0922

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $26,800 in 2021 and $26,800 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2021 and $6,000 in 2022.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 18, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 18, 2022